EQUITY - Non-Controlling Interests (Details) CAD in Thousands, $ in Millions			12 Months Ended
	Nov. 17, 2016 USD ($)	Nov. 17, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2017 CAD	Nov. 17, 2016 CAD
Non-Controlling Interests
Cash consideration	$ 9.0	CAD 12,100
Deficit				CAD (12,093)
Carrying value of non controlling interests				1,529	CAD 1,248
Carrying value
Non-Controlling Interests
Carrying value of non controlling interests	$ (6.6)					CAD (8,800)
Stapled Unitholders' Equity
Non-Controlling Interests
Deficit			$ (2.4)	CAD (3,270)
DGI LS, LLC
Non-Controlling Interests
Acquired ownership interest percent	10.00%					10.00%
Percent of ownership interest after acquisition	100.00%	100.00%
DGI Berks, LP
Non-Controlling Interests
Acquired ownership interest percent	10.00%					10.00%
Percent of ownership interest after acquisition	100.00%	100.00%
DGI Shepherdsville, LLC
Non-Controlling Interests
Acquired ownership interest percent	10.00%					10.00%
Percent of ownership interest after acquisition	100.00%	100.00%
DGI Portland, LLC
Non-Controlling Interests
Acquired ownership interest percent	5.00%					5.00%
Percent of ownership interest after acquisition	100.00%	100.00%